PROPERTY 10Q (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, gross	$ 43,185,000	$ 39,228,000	$ 40,890,000
Less accumulated depreciation	15,381,000	14,270,000	12,433,000
Property, net	27,804,000	24,958,000	28,457,000
Amount payable for capital expansion project additions	200,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, gross	388,000	382,000	403,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, gross	562,000	553,000	358,000
Plant [Member]
Property, Plant and Equipment [Line Items]
Property, gross	15,012,000	14,582,000	14,362,000
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property, gross	1,502,000	1,437,000	1,407,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, gross	394,000	200,000	189,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, gross	15,740,000	14,557,000	15,053,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, gross	$ 9,587,000	$ 7,517,000	$ 9,118,000